Condensed Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 137,298	$ 137,894	$ 84,045
Total current assets		373,877	335,292
Total assets		4,744,296	4,380,342	4,294,026
Current liabilities:
Accrued expenses	[1]	20,023	17,610
Total current liabilities		268,114	400,611
Textainer Group Holdings Limited shareholders' equity:
Common shares		581	578
Additional paid-in capital		406,083	397,821
Treasury shares		(9,149)	(9,149)
Accumulated other comprehensive loss		(436)	(309)
Retained earnings	[1]	809,734	759,356
Total Textainer Group Holdings Limited shareholders’ equity		1,206,813	1,148,297
Total liabilities and equity		4,744,296	4,380,342
Parent Company
Current assets:
Cash and cash equivalents		9,444	5,530	$ 2,975	$ 5,209
Prepaid expenses		182	216
Due from affiliates, net		687	1,020
Total current assets		10,313	6,766
Investments in subsidiaries		1,202,271	1,147,157
Total assets		1,212,584	1,153,923
Current liabilities:
Accrued expenses		713	568
Total current liabilities		713	568
Textainer Group Holdings Limited shareholders' equity:
Common shares		581	578
Additional paid-in capital		406,896	398,634
Treasury shares		(9,149)	(9,149)
Accumulated other comprehensive loss		(436)	(309)
Retained earnings		813,979	763,601
Total Textainer Group Holdings Limited shareholders’ equity		1,211,871	1,153,355
Total liabilities and equity		$ 1,212,584	$ 1,153,923

[1]	Certain amounts as of December 31, 2017 have been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).